Available-for-sale debt securities, noncurrent	12 Months Ended
Dec. 31, 2025
Available-for-sale debt securities, noncurrent
Available-for-sale debt securities, noncurrent

Note 19.Available-for-sale debt securities, noncurrent

The following table summarizes the amortized cost, gross unrealized gains and losses, and fair value of our available-for-sale debt securities. Unrealized gains and losses are recorded in other comprehensive income under unrealized gain on available-for-sale debt securities.

	Amortized cost	Unrealized gains	Unrealized losses	Fair value
Type of security	USD’000	USD’000	USD’000	USD’000	Maturity
Convertible corporate bonds	128	1	—	129	1 to 5 years
Total	128	1	—	129

As at December 31, 2025, we held one convertible bonds agreement with ColibriTD, a French Quantum-as-a-Service (QaaS) company.